Convertible Debentures (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Debentures
Interest Expense Debt	$ 455,112	$ 94,781	$ 0